38. Commitments (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Energy purchase and transportation contracts
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	R$ 118,588,046
Construction of transmission lines and substations
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	292,601
Construction of HPP Colíder power plant
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	42,653
Construction of HPP Baixo Iguaçu
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	193,156
Construction of Cutia wind farm
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	701,191
Telecommunications works
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	131,557
Additions to intangible assets
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	161,337
Gas purchase contracts
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	R$ 54,670